Fair Value Measurements (Assets and Liabilities that are Measured at Fair Value on a Recurring Basis) (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value using NAV	$ 210	$ 220
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value using NAV	$ 153	$ 160